Share Capital and Public Offerings (Details) - Schedule of Unvested Stock Option	12 Months Ended
Dec. 31, 2023 $ / shares shares
Schedule of Unvested Stock Option [Abstract]
Non-Vested Options, Beginning Balance | shares	1,283,123
Weighted Average Grant date Fair Value, Beginning Balance | $ / shares	$ 0.25
Non-Vested Options, Granted | shares	776,344
Weighted Average Grant date Fair Value, Granted | $ / shares	$ 0.51
Non-Vested Options, Vested | shares	(399,515)
Weighted Average Grant date Fair Value, Vested | $ / shares	$ 0.24
Non-Vested Options, Forfeited | shares	(245,809)
Non-Vested Options, Forfeited | $ / shares	$ 0.27
Non-Vested Options, Ending Balance | shares	1,414,146
Weighted Average Grant date Fair Value, Ending Balance | $ / shares	$ 0.39